CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Investments [Abstract]
Amortized Cost	$ 37,433	$ 48,438
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	25,594,125	25,594,125
Common stock, shares outstanding	25,594,125	25,594,125